LOANS AND ACCOUNTS RECEIVABLE FROM CUSTOMERS (Details) - CLP ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of financial assets [line items]
Assets before Allowances	$ 27,725,914	$ 27,206,431
Allowances established	1,440	7,558
Net assets	26,772,544	26,147,154
Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	218,790	246,336
Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	571,895	540,134
Total Provision [Member]
Disclosure of financial assets [line items]
Assets before Allowances	790,685	786,470
Allowances established	790,685	786,470	$ 761,135
Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	14,071,327	14,140,272
Net assets	13,470,779	13,438,023
Commercial loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	218,790	246,336
Allowances established	218,790	246,336	256,505
Commercial loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	219,073	183,106
Allowances established	219,073	183,106	174,696
Commercial loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Assets before Allowances	437,863	429,442
Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	9,096,895	8,619,356
Allowances established	69,066	57,009	62,427
Net assets	9,027,829	8,562,347
Mortgage Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances
Mortgage Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	69,066	57,009
Mortgage Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Assets before Allowances	69,066	57,009
Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	4,557,692	4,446,803
Allowances established	283,756	300,019	$ 267,507
Net assets	4,273,936	4,146,784
Consumer Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances
Consumer Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	283,756	300,019
Consumer Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Assets before Allowances	283,756	300,019
Commercial Loans Portfolio [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Net assets	9,688,666	9,545,491
Commercial Loans Portfolio [Member] | Commercial loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	133,254	159,463
Commercial Loans Portfolio [Member] | Commercial loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	168,736	148,703
Commercial Loans Portfolio [Member] | Commercial loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Assets before Allowances	301,990	308,166
Foreign Trade Loans [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Net assets	1,524,043	1,772,084
Foreign Trade Loans [Member] | Commercial loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	49,026	56,919
Foreign Trade Loans [Member] | Commercial loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	1,444	901
Foreign Trade Loans [Member] | Commercial loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Assets before Allowances	50,470	57,820
Current Account Debtors [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Net assets	181,230	169,820
Current Account Debtors [Member] | Commercial loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	2,726	2,794
Current Account Debtors [Member] | Commercial loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	11,740	6,854
Current Account Debtors [Member] | Commercial loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Assets before Allowances	14,466	9,648
Factoring Transactions [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Net assets	443,895	291,344
Factoring Transactions [Member] | Commercial loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	4,788	4,787
Factoring Transactions [Member] | Commercial loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	1,207	620
Factoring Transactions [Member] | Commercial loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Assets before Allowances	5,995	5,407
Student loans [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	82,368
Student loans [Member] | Commercial loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances
Student loans [Member] | Commercial loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	5,922
Student loans [Member] | Commercial loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Assets before Allowances	5,922
Commercial Lease Transactions [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Net assets	1,426,682	1,461,984
Commercial Lease Transactions [Member] | Commercial loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	14,529	17,529
Commercial Lease Transactions [Member] | Commercial loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	12,793	5,546
Commercial Lease Transactions [Member] | Commercial loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Assets before Allowances	30,322	23,139
Other Commercial Loans Portfolio [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Net assets	123,895	197,300
Other Commercial Loans Portfolio [Member] | Commercial loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	11,467	4,780
Other Commercial Loans Portfolio [Member] | Commercial loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	17,231	20,482
Other Commercial Loans Portfolio [Member] | Commercial loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Assets before Allowances	28,698	25,262
Transferable Mortgage Loans [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Net assets	23,937	32,563
Transferable Mortgage Loans [Member] | Mortgage Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances
Transferable Mortgage Loans [Member] | Mortgage Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	123	16
Transferable Mortgage Loans [Member] | Mortgage Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Assets before Allowances	123	16
Endorsable Mortgage Mutual Loans [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Net assets	114,484	119,744
Endorsable Mortgage Mutual Loans [Member] | Mortgage Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances
Endorsable Mortgage Mutual Loans [Member] | Mortgage Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	594	190
Endorsable Mortgage Mutual Loans [Member] | Mortgage Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Assets before Allowances	594	190
Other Mortgage Bonds Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Net assets	8,889,408	8,410,040
Other Mortgage Bonds Portfolio [Member] | Mortgage Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances
Other Mortgage Bonds Portfolio [Member] | Mortgage Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	68,349	56,803
Other Mortgage Bonds Portfolio [Member] | Mortgage Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Assets before Allowances	68,349	56,803
Consumer Loans In Installments [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Net assets	2,669,780	2,472,820
Consumer Loans In Installments [Member] | Consumer Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances
Consumer Loans In Installments [Member] | Consumer Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	240,962	249,545
Consumer Loans In Installments [Member] | Consumer Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Assets before Allowances	240,962	249,545
Credit Card Debtors [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Net assets	1,331,579	1,407,055
Credit Card Debtors [Member] | Consumer Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances
Credit Card Debtors [Member] | Consumer Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	33,401	41,063
Credit Card Debtors [Member] | Consumer Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Assets before Allowances	33,401	41,063
Current Account Debtors Consumer Loans [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Net assets	4,653	5,045
Current Account Debtors Consumer Loans [Member] | Consumer Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances
Current Account Debtors Consumer Loans [Member] | Consumer Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	62	72
Current Account Debtors Consumer Loans [Member] | Consumer Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Assets before Allowances	62	72
Other Consumer Loans [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Net assets	267,924	261,864
Other Consumer Loans [Member] | Consumer Loans [Member] | Individual Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances
Other Consumer Loans [Member] | Consumer Loans [Member] | Group Allowance [Member]
Disclosure of financial assets [line items]
Assets before Allowances	9,331	9,339
Other Consumer Loans [Member] | Consumer Loans [Member] | Total Provision [Member]
Disclosure of financial assets [line items]
Assets before Allowances	9,331	9,339
Normal Portfolio [Member]
Disclosure of financial assets [line items]
Assets before Allowances	25,760,056	25,318,811
Normal Portfolio [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	12,895,139	12,938,924
Normal Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	8,634,351	8,221,668
Normal Portfolio [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	4,230,566	4,158,219
Normal Portfolio [Member] | Commercial Loans Portfolio [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	9,244,460
Normal Portfolio [Member] | Commercial Loans Portfolio [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances		9,160,982
Normal Portfolio [Member] | Foreign Trade Loans [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	1,506,359	1,750,196
Normal Portfolio [Member] | Current Account Debtors [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	179,982	166,073
Normal Portfolio [Member] | Factoring Transactions [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	444,644	291,112
Normal Portfolio [Member] | Student loans [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	77,226
Normal Portfolio [Member] | Commercial Lease Transactions [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	1,335,653	1,376,972
Normal Portfolio [Member] | Other Commercial Loans Portfolio [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	106,815	193,589
Normal Portfolio [Member] | Transferable Mortgage Loans [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	22,620	31,368
Normal Portfolio [Member] | Endorsable Mortgage Mutual Loans [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	110,659	115,400
Normal Portfolio [Member] | Other Mortgage Bonds Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	8,501,072	8,074,900
Normal Portfolio [Member] | Consumer Loans In Installments [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	2,613,041	2,468,692
Normal Portfolio [Member] | Credit Card Debtors [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	1,341,098	1,418,409
Normal Portfolio [Member] | Current Account Debtors Consumer Loans [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	4,638	5,062
Normal Portfolio [Member] | Other Consumer Loans [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	271,789	266,056
Impaired Portfolio [Member]
Disclosure of financial assets [line items]
Assets before Allowances	1,803,173	1,614,813
Impaired Portfolio [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	1,013,503	928,541
Impaired Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	462,544	397,688
Impaired Portfolio [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	327,126	288,584
Impaired Portfolio [Member] | Commercial Loans Portfolio [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	746,196	692,675
Impaired Portfolio [Member] | Foreign Trade Loans [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	68,154	79,708
Impaired Portfolio [Member] | Current Account Debtors [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	15,714	13,395
Impaired Portfolio [Member] | Factoring Transactions [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	5,246	5,639
Impaired Portfolio [Member] | Student loans [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	11,064
Impaired Portfolio [Member] | Commercial Lease Transactions [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	121,351	108,151
Impaired Portfolio [Member] | Other Commercial Loans Portfolio [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	45,778	28,973
Impaired Portfolio [Member] | Transferable Mortgage Loans [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	1,440	1,211
Impaired Portfolio [Member] | Endorsable Mortgage Mutual Loans [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	4,419	4,534
Impaired Portfolio [Member] | Other Mortgage Bonds Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	456,685	391,943
Impaired Portfolio [Member] | Consumer Loans In Installments [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	297,701	253,673
Impaired Portfolio [Member] | Credit Card Debtors [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	23,882	29,709
Impaired Portfolio [Member] | Current Account Debtors Consumer Loans [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	77	55
Impaired Portfolio [Member] | Other Consumer Loans [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	5,466	5,147
Total Impaired Portfolio [Member]
Disclosure of financial assets [line items]
Assets before Allowances	27,563,229	26,933,624
Total Impaired Portfolio [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	13,908,642	13,867,465
Total Impaired Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	9,096,895	8,619,356
Total Impaired Portfolio [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	4,557,692	4,446,803
Total Impaired Portfolio [Member] | Commercial Loans Portfolio [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	9,990,656	9,853,657
Total Impaired Portfolio [Member] | Foreign Trade Loans [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	1,574,513	1,829,904
Total Impaired Portfolio [Member] | Current Account Debtors [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	195,696	179,468
Total Impaired Portfolio [Member] | Factoring Transactions [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	449,890	296,751
Total Impaired Portfolio [Member] | Student loans [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	88,290
Total Impaired Portfolio [Member] | Commercial Lease Transactions [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	1,457,004	1,485,123
Total Impaired Portfolio [Member] | Other Commercial Loans Portfolio [Member] | Commercial loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	152,593	222,562
Total Impaired Portfolio [Member] | Transferable Mortgage Loans [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	24,060	32,579
Total Impaired Portfolio [Member] | Endorsable Mortgage Mutual Loans [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	115,078	119,934
Total Impaired Portfolio [Member] | Other Mortgage Bonds Portfolio [Member] | Mortgage Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	8,957,757	8,466,843
Total Impaired Portfolio [Member] | Consumer Loans In Installments [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	2,910,742	2,722,365
Total Impaired Portfolio [Member] | Credit Card Debtors [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	1,364,980	1,448,118
Total Impaired Portfolio [Member] | Current Account Debtors Consumer Loans [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	4,715	5,117
Total Impaired Portfolio [Member] | Other Consumer Loans [Member] | Consumer Loans [Member]
Disclosure of financial assets [line items]
Assets before Allowances	$ 277,255	$ 271,203